Farmland Assets (Tables)	12 Months Ended
Mar. 31, 2024
Farmland Assets [Abstract]
Schedule of Farmland Assets	Farmland assets consist of ginkgo trees planted in 2012 and expected to be harvested and sold in several years. As of March 31, 2024 and March 31, 2023, farmland assets are valued as follows:
	March 31,	March 31,
	2024	2023
Farmland assets	$2,176,079	$2,287,836
Less: Impairment*	(1,541,926)	(1,621,115)
Farmland assets, net	$634,153	$666,721
*	In the years ended March 31, 2024 and 2023, we evaluated the use rights of the forest land, which is currently used to cultivate Ginkgo trees. Based on the evaluation of the forest land use rights, the Company did not record an impairment. In the year ended March 31, 2022, based on the evaluation of the forest land use rights, the Company recorded an impairment of $148,795.